Contingent Liabilities - Additional Information (Detail) R in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ZAR (R)	Dec. 31, 2016 USD ($)		Dec. 31, 2017 ZAR (R)	Jun. 30, 2017 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of contingent liabilities [line items]
Provisions	$ 321.3		$ 291.7	[1]
Percentage of ownership interest in joint venture	50.00%	50.00%
Amount of consolidated deferred tax asset	$ 72.0		$ 48.7	[1]			$ 54.1
South Deep Tax Dispute [Member]
Disclosure of contingent liabilities [line items]
Tax rate for capital allowance	12.00%	12.00%
Allowable percentage on actual capital expenditure on developing mine	12.00%	12.00%
Alleged thefts [Member] | Randgold and Exploration Summons [Member]
Disclosure of contingent liabilities [line items]
Amount of summons claims computed pursuant to allegedly received | R					R 43,700.0
GFI Joint Venture Holdings (Proprietary) Limited [Member] | South African Revenue Service [Member] | Additional capital allowances [Member]
Disclosure of contingent liabilities [line items]
Amount of unredeemed capital expenditure included in the deferred tax asset balance	$ 0.0				0.0
Tax effect of unredeemed capital expenditure included in the deferred tax asset balance	54.7	R 687.6
Additional capital allowance balance restated by SARS recognised	182.2				2,292.0
South Deep Tax Dispute [Member]
Disclosure of contingent liabilities [line items]
Percentage of ownership interest in joint venture			50.00%
South Deep Tax Dispute [Member] | Temporary Differences [Member]
Disclosure of contingent liabilities [line items]
Amount of unredeemed capital expenditure included in the deferred tax asset balance	1,834.4				23,076.4
Amount of consolidated deferred tax asset	550.4				6,923.0
South Deep Tax Dispute [Member] | GFIJVH [Member] | Unredeemed Capital Expenditure [Member]
Disclosure of contingent liabilities [line items]
Amount of unredeemed capital expenditure included in the deferred tax asset balance	743.3				9,350.3
Tax effect of unredeemed capital expenditure included in the deferred tax asset balance	223.0	2,805.1
South Deep Tax Dispute [Member] | GFIJVH [Member] | Capital Allowance Balance [Member]
Disclosure of contingent liabilities [line items]
Amount of unredeemed capital expenditure included in the deferred tax asset balance	182.2				2,292.0
Tax effect of unredeemed capital expenditure included in the deferred tax asset balance	54.7	687.6
South Deep Tax Dispute [Member] | Gold Fields Operations [member] | Additional capital allowances [Member]
Disclosure of contingent liabilities [line items]
Amount of unredeemed capital expenditure included in the deferred tax asset balance	716.4				9,011.9
Tax effect of unredeemed capital expenditure included in the deferred tax asset balance	214.9	2,703.6
South Deep Tax Dispute [Member] | GFO [Member] | Assessed Losses [Member]
Disclosure of contingent liabilities [line items]
Gross deductible temporary differences, assessed loss balance	192.5	2,422.2
Gross deductible temporary differences, tax effect on assessed loss balance	57.8	R 726.7
Silicosis [Member]
Disclosure of contingent liabilities [line items]
Provisions	31.9					$ 30.2
Nominal amount of provision	$ 40.5				509.0	$ 40.5
South Deep Mine [member] | GFI Joint Venture Holdings (Proprietary) Limited [Member]
Disclosure of contingent liabilities [line items]
Percentage of ownership interest in joint venture			50.00%
Based On Value Of Shares [Member] | Alleged thefts [Member] | Randgold and Exploration Summons [Member]
Disclosure of contingent liabilities [line items]
Amount of summons claims computed pursuant to allegedly received | R					R 26,900.0

[1]	As Restated - Refer note 40 for further details.